As filed with the Securities and Exchange Commission on May 29, 2009
                                                                                                                                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 241	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 241	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 28, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 241 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 28, 2009, the effectiveness of the registration statement for the iShares MSCI All Peru Index Fund (the “Fund”), filed in Post-Effective Amendment No. 175 on October 6, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 205 on December 19, 2008, Post-Effective Amendment No. 210 on January 13, 2009, Post-Effective Amendment No. 215 on January 26, 2009, Post-Effective Amendment No. 218 on February 9, 2009, Post-Effective Amendment No. 219 on February 24, 2009, Post-Effective Amendment No. 222 on March 19, 2009, Post-Effective Amendment No. 225 on April 9, 2009 and Post-Effective Amendment No. 238 on April 30, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 241 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 175.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 241 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 29th  day of May 2009.

By:
Michael Latham*
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 241 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: May 29, 2009

John E. Martinez*
Trustee

Date: May 29, 2009

George G. C. Parker*
Trustee

Date: May 29, 2009

Cecilia H. Herbert*
Trustee

Date: May 29, 2009

Charles A. Hurty*
Trustee

Date: May 29, 2009

John E. Kerrigan*
Trustee

Date: May 29, 2009

Robert H. Silver*
Trustee

Date: May 29, 2009

Darrell Duffie*
Trustee

Date: May 29, 2009

Michael Latham*
President

Date: May 29, 2009

/s/Jack Gee
Jack Gee
Treasurer

Date: May 29, 2009

*By:	/s/Jack Gee
Jack Gee
Attorney in fact

Date: May 29, 2009

*
Powers of Attorney, each dated February 23, 2009, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, and Darrell Duffie are incorporated herein by reference to Post-Effective Amendment No. 226, filed April 22, 2009.